Commitments and Contingencies - Corporate-owned Life Insurance Trusts (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Corporate-owned life insurance trusts
Number of life insurance trusts held for former executive officers | item	3	3
Corporate-owned life insurance cash surrender value	$ 11,681	$ 10,788
Corporate-owned life insurance liability	13,261	13,027
Corporate-owned life insurance short-fall	(1,580)	(2,239)
Consolidation of corporate-owned life insurance trusts			$ 1,281
Accumulated Deficit
Corporate-owned life insurance trusts
Consolidation of corporate-owned life insurance trusts	1,300		$ 1,281
Trust #1
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	5,345	4,972
Corporate-owned life insurance liability	6,123	6,015
Corporate-owned life insurance short-fall	(778)	(1,043)
Trust #2
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	4,148	3,821
Corporate-owned life insurance liability	4,800	4,715
Corporate-owned life insurance short-fall	(652)	(894)
Trust #3
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	2,188	1,995
Corporate-owned life insurance liability	2,338	2,297
Corporate-owned life insurance short-fall	$ (150)	$ (302)